Expenses by nature	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Expenses by nature
30.	Expenses by nature

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Raw materials and supplies used	3,079,909	3,575,283	4,708,493
Employee benefit expenses	5,606,833	6,075,773	6,010,227
Depreciation expenses	3,376,579	3,731,914	4,175,519
Others	4,464,499	4,590,720	4,686,218

	16,527,820	17,973,690	19,580,457